Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000141138
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%	7.33%	8.74%
Without Sales Load [Member] | C000141139
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%	7.05%	8.45%
Without Sales Load [Member] | C000007905
Average Annual Return [Line Items]
Average Annual Return, Percent	20.05%	14.15%	14.39%
Without Sales Load [Member] | C000007906
Average Annual Return [Line Items]
Average Annual Return, Percent	19.86%	13.95%	14.20%
Without Sales Load [Member] | C000007907
Average Annual Return [Line Items]
Average Annual Return, Percent	19.73%	13.85%	14.08%
Without Sales Load [Member] | C000007911
Average Annual Return [Line Items]
Average Annual Return, Percent	18.38%	12.71%	11.15%
Without Sales Load [Member] | C000007913
Average Annual Return [Line Items]
Average Annual Return, Percent	17.99%	12.42%	10.85%
Without Sales Load [Member] | C000007914
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	7.04%	11.12%
Without Sales Load [Member] | C000007916
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%	6.77%	10.85%
Without Sales Load [Member] | C000007923
Average Annual Return [Line Items]
Average Annual Return, Percent	24.38%	13.12%	10.84%
Without Sales Load [Member] | C000007925
Average Annual Return [Line Items]
Average Annual Return, Percent	24.04%	12.81%	10.52%
Without Sales Load [Member] | C000007932
Average Annual Return [Line Items]
Average Annual Return, Percent	12.04%	10.78%	15.62%
Without Sales Load [Member] | C000007934
Average Annual Return [Line Items]
Average Annual Return, Percent	11.77%	10.50%	15.32%
Without Sales Load [Member] | C000007917
Average Annual Return [Line Items]
Average Annual Return, Percent	21.54%	11.72%	11.28%
Without Sales Load [Member] | C000007919
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%	11.45%	11.01%
Without Sales Load [Member] | C000007938
Average Annual Return [Line Items]
Average Annual Return, Percent	19.80%	5.79%	7.59%
Without Sales Load [Member] | C000007939
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%	5.63%	7.43%
Without Sales Load [Member] | C000007940
Average Annual Return [Line Items]
Average Annual Return, Percent	19.42%	5.51%	7.33%
Without Sales Load [Member] | C000195945
Average Annual Return [Line Items]
Average Annual Return, Percent	31.37%	8.88%	8.18%
Without Sales Load [Member] | C000225417
Average Annual Return [Line Items]
Average Annual Return, Percent	31.11%	8.61%	7.91%
Without Sales Load [Member] | C000007920
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%	2.49%	6.43%
Without Sales Load [Member] | C000007908
Average Annual Return [Line Items]
Average Annual Return, Percent	11.80%	10.47%	16.28%
Without Sales Load [Member] | C000007910
Average Annual Return [Line Items]
Average Annual Return, Percent	11.48%	10.19%	15.98%
Without Sales Load [Member] | C000007899
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%	5.54%	4.09%
Without Sales Load [Member] | C000007901
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%	5.29%	3.83%
Without Sales Load [Member] | C000007902
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%	14.28%	14.63%
Without Sales Load [Member] | C000007903
Average Annual Return [Line Items]
Average Annual Return, Percent	17.53%	14.11%	14.46%
Without Sales Load [Member] | C000007904
Average Annual Return [Line Items]
Average Annual Return, Percent	17.42%	14.00%	14.34%
Without Sales Load [Member] | C000195946
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%	5.93%	9.44%
Without Sales Load [Member] | C000225418
Average Annual Return [Line Items]
Average Annual Return, Percent	12.37%	5.67%	9.17%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.34%	11.19%	11.72%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
FTSE World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.48%	12.52%	12.67%
FTSE World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.48%	12.52%	12.67%
FTSE World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.48%	12.52%	12.67%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	16.22%	6.57%	7.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	16.22%	6.57%	7.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	11.91%	7.26%	10.40%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	11.91%	7.26%	10.40%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	17.78%	6.68%	8.09%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	17.78%	6.68%	8.09%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	17.78%	6.68%	8.09%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%	2.18%
FTSE WGBI (hedged into USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE WGBI (hedged into USD)
Average Annual Return, Percent	3.79%	(0.76%)	1.80%
50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)
Average Annual Return, Percent	12.82%	5.23%	6.91%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%	2.18%
FTSE WGBI (hedged into USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE WGBI (hedged into USD)
Average Annual Return, Percent	3.79%	(0.76%)	1.80%
50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI Index (Net)/50% FTSE WGBI (hedged into USD)
Average Annual Return, Percent	12.82%	5.23%	6.91%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%	9.62%